Property, Plant and Equipment, Net (Details)		6 Months Ended
	May 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses		$ 427,005		$ 461,341
Cost of revenue		361,841		407,843
Selling, general and administrative expenses		3,996,714		2,260,806
Assets disposed		2,772	¥ 20,000	2,200,000	¥ 15,200,000
Fixed asset costs	$ 2,800,000	158,313	¥ 1,100,000	2,800,000	¥ 20,100,000
Accumulated depreciation		78,958					¥ 600,000
Net gain (loss)		(76,901)		345,519
Net of VAT		318
Cash received				700,000		$ 1,500,000
Accumulated depreciation				1,100,000				¥ 7,800,000
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment, Net [Line Items]
Selling, general and administrative expenses		$ 65,164		$ 53,498